Note 13 - Financial Instruments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
13.	Financial instruments

(a)	Fair values

The Company follows ASC topic
820,
“Fair Value Measurements” which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of ASC topic
820
apply to other accounting pronouncements that require or permit fair value measurements. ASC topic
820
defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date; and establishes a three
level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. Inputs refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. To increase consistency and comparability in fair value measurements and related disclosures, the fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three
broad levels. The
three
levels of the hierarchy are defined as follows:

Level
1
inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level
2
inputs are inputs other than quoted prices included within Level
1
that are observable for the asset or liability, either directly or indirectly for substantially the full term of the financial instrument.

Level
3
inputs are unobservable inputs for asset or liabilities.

The categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

(i)	The Company calculates expected volatility based on historical volatility of the Company’s peer group that is publicly traded for options.

An increase/decrease in the volatility would have resulted in an increase/decrease in the fair value of the options.

The carrying values of cash, trade and other receivable, accounts payable and accrued liabilities and shareholder loans payable approximates their fair values because of the short-term nature of these instruments.

(b)	Interest rate and credit risk

Interest rate risk is the risk that the value of a financial instrument might be adversely affected by a change in interest rates. The Company does not
believe that the results of operations or cash flows would be affected to any significant degree by a sudden change in market interest rates, relative to interest rates on cash and cash equivalents, due to related parties due to the short-term nature of these balances.

The Company is also exposed to credit risk at period end from the carrying value of its cash. The Company manages this risk by maintaining bank accounts with a Canadian Chartered Bank. The Company’s cash is not
subject to any external restrictions.

(c)	Foreign exchange risk

The Company has balances in Canadian dollars that give rise to exposure to foreign exchange (“FX”) risk relating to the impact of translating certain non-U.S. dollar balance sheet accounts as these statements are presented in U.S. dollars. A strengthening U.S. dollar will lead to a FX loss while a weakening U.S. dollar will lead to a FX gain. For each Canadian dollar balance of
$1.0
 million, a +/-
10%
movement in the Canadian currency held by the Company versus the U.S. dollar would affect the Company’s loss and other comprehensive loss by
$0.1
 million.

(d)	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty raising liquid funds to meet commitments as they fall due. In meeting its liquidity requirements, the Company closely monitors its forecasted cash requirements with expected cash drawdown.

The following are the contractual maturities of the undiscounted cash flows of financial liabilities as at
December 31, 2017
and
2016:

					December 31, 2017
	Less than 3 months	3 to 6 months	6 to 9 months	9 months 1 year	Greater than 1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable and accrued liabilities	828,737	-	-	-	-	828,737
Related parties
Shareholder's loan payable	-	-	-	-	-	-
	828,737	-	-	-	-	828,737

					December 31, 2016
	Less than 3 months	3 to 6 months	6 to 9 months	9 months 1 year	Greater than 1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable and accrued liabilities	734,431	-	-	-	-	734,431
Related parties
Shareholder's loan payable	6,726	-	-	-	-	6,726
	741,157	-	-	-	-	741,157